APPENDIX I
			      UNITED STATES
		   SECURITIES AND EXCHANGE COMMISSION
			  Washington, D.C. 20549

			        FORM 24F-2
		    Annual Notice of Securities Sold
			  Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.	Name and address of issuer:

	Managers AMG Funds
	40 Richards Avenue
	Norwalk, CT 06854

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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	Essex Aggressive Growth Fund
	Essex Large Cap Growth Fund
	Rorer Large-Cap Fund
	Rorer Mid-Cap Fund

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3.	Investment Company Act File Number: 811-9521

	Securities Act File Number: 333-84639

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4. (a)  Last day of fiscal year for which this notice is filed:

	October 31, 2003

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4. (b)	Check box if this Form is being filed late (i.e., more than
	90 calendar days after the end of the issuer?s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4. (c) Check box if this is the last time the issuer will be filing this Form.


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5. Calculation of registration fee:

   (i)	Aggregate sale price of securities sold during the
	fiscal year in pursuant to section 24(f):	$   9,444,309
							-------------

   (ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:

					$   16,432,264
					--------------

   (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

					$   74,679,749
					--------------

   (iv)	Total available redemption credits
	[add Items 5 (ii) and 5 (iii)]:
							$   91,112,013
							--------------

   (v)	Net sales - if Item 5 (i) is greater than
	Item 5 (iv) [subtract Item 5 (iv) from
	Item 5 (i)]:					$  (81,667,704)
							---------------

   (vi)	Redemption credits available for use in
	future years - if Item 5 (i) is less
	than 5 (iv) [subtract Item 5 (iv) from
	Item 5(I)]:

					$  (81,667,704)
					---------------

   (vii)Multiplier for determining registration
	fee (See Instruction C. 9):			x	000081
							--------------

   (viii)Registration fee due [multiply Item 5 (v)
	 by Item 5 (vii)] (enter "0" if no
	 fee is due):					=$           0
							--------------


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6.	Prepaid Shares

	If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 if there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
	number here: 		 0
				---
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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year
	(see Instruction D):
							+$           0
							--------------
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5 (viii) plus line 7]:
							=$           0
							--------------

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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:



	Method of Delivery:

	  	Wire Transfer
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	       	Mail or other means
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				SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*
	----------------------

	/s/ Donald S. Rumery
	----------------------
	Donald S. Rumery, Treasurer
	---------------------------

Date:	January 8, 2004
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* Please print the name and title of the signing officer below the signature.




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